TAXES ON INCOME (Roll Forward of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes On Income Roll Forward Of Valuation Allowance Details Abstract
Balance	$ 44,694	$ 45,308	$ 43,053
Additions	3,218	(614)	2,255
Balance	$ 47,912	$ 44,694	$ 45,308